Santa Barbara Group
                                of Mutual Funds






                             The Bender Growth Fund
                               Semi-Annual Report
                               September 30, 2000

Letter from the Investment Advisor

Dear Fellow Shareholders,

The worldwide telecommunications services industry is undergoing dramatic changes as deregulation has expanded competition for local and long distance services. Voice services, traditionally a lucrative revenue stream for service providers, are rapidly becoming a commodity. Data services have become the most important revenue source for service providers as voice moves to the network and broadband access expands. This has created a much larger market for data networking companies to address.

Recent concerns regarding a slowdown in capital expenditures for networking equipment are misleading. We believe mature carriers are reducing spending on their circuit switched networks, which are built around voice services, and are focused on providing data and voice services over packet architectures. This shift in spending has created tremendous opportunities for pure data equipment vendors to compete in a much broader market and put pressure on vendors of legacy circuit switched equipment.

Both Cisco Systems and Power-One will be unique beneficiaries of this shift in capital spending. Cisco maintains the leadership position in most sectors of the networking market. By providing an end to end solution, Cisco has created strong brand equity and an impressive installed base. As network speeds increase through optical technology, research and development requirements will strain several smaller vendors, and consolidation will continue. This favors highly efficient competitors like Cisco, as they expand their product portfolio and add skilled engineers to their workforce.

As data demand soars, so do the power requirements of networking equipment. Roomfuls of servers and routers all require DC or direct current power due to the properties of silicon. High nines or 99.999% power reliability has become imperative to maintain sensitive connections. While the power backbone runs on AC, or alternating current, the demand for products that convert voltages on motherboards to direct current is exploding. Power-One provides small-scale products that convert voltages yet transfer very little heat. They have emerged as the largest pure play in the business by transferring many of the conversion tasks to silicon. Power-OneO s main product is called a power brick. Power bricks can be found in virtually every piece of networking equipment, including routers and optical switches, and in systems sold by Cisco, EMC, Nortel, and Ciena. Bricks are also used in wireless telecommunications equipment. With over 75% of sales coming from the telecommunications and networking market, Power-One is well positioned to benefit from equipment spending trends. We believe networking speeds will continue to drive power requirements beyond expected levels, and that power will remain a significant issue for many years.

Yours truly,

/s/ Robert L. Bender          /s/ Reed G. Bender
    Robert L. Bender              Reed G. Bender


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS
BENDER GROWTH FUND                      SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARKET
                                                 SHARES           VALUE
                                                 ------           -----

COMMON STOCKS - 92.21%
COMMUNICATIONS - 5.39%
     Advanced Fibre Communications, Inc.*         10,770        $  407,914
     Cisco Systems, Inc.*                         34,708         1,917,617
     QUALCOMM, Inc.*                              33,900         2,415,375
                                                              ------------
                                                                 4,740,906
                                                              ------------

COMPONENTS - 3.32%
     JDS Uniphase Corporation*                    30,880         2,923,950
                                                              ------------

COMPUTER SERVICES AND SOFTWARE - 36.34%
     America Online, Inc.*                        42,050         2,260,187
     BroadVision, Inc.*                           64,980         1,661,051
     Check Point Software Technologies, Ltd.*     42,160         6,640,200
     DoubleClick, Inc.*                           51,020         1,632,640
     Legato Systems, Inc.*                        41,000           550,937
     MarchFIRST, Inc.*                           104,800         1,644,050
     Microsoft Corporation*                        9,090           547,672
     Network Appliance, Inc.*                     57,520         7,326,610
     Oracle Corporation*                          29,410         2,316,038
     Sapient Corporation*                         41,660         1,695,041
     SmartForce PLC ADR*                          44,086         2,088,574
     Synopsys, Inc.*                              36,050         1,365,394
     VeriSign, Inc.*                              11,150         2,258,572
                                                              ------------
                                                                31,986,966
                                                              ------------

COMPUTER SYSTEMS - 6.74%
     Brocade Communications Systems, Inc.*        12,100         2,855,600
     Extreme Networks, Inc.*                      20,400         2,335,800
     Foundry Networks, Inc.*                      11,200           749,700
                                                              ------------
                                                                 5,941,100
                                                              ------------

CONSULTING SERVICES - 2.46%
     Forrester Research, Inc.*                    33,960         2,164,950
                                                              ------------



                                       2



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS
BENDER GROWTH FUND                            SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARKET
                                                 SHARES           VALUE
                                                 ------           -----

CONSUMER PRODUCTS - 0.37%
     Meade Instruments Corporation*               16,000           323,000
                                                              ------------

ELECTRONIC EQUIPMENT - 10.45%
     CIENA Corporation*                           35,560         4,367,213
     Power-One, Inc.*                             30,300         1,833,623
     Sawtek, Inc.*                                51,810         1,995,495
     Zoran Corporation*                           20,550         1,001,813
                                                              ------------
                                                                 9,198,144
                                                              ------------

MEDICAL - 1.02%
     Medtronic, Inc.                              17,418           902,470
                                                              ------------

PHARMACEUTICAL - 5.04%
     Elan Corporation*                            36,840         2,016,990
     Watson Pharmaceuticals, Inc.*                37,240         2,415,945
                                                              ------------
                                                                 4,432,935
                                                              ------------
RETAIL - 18.39%
     Bed Bath & Beyond, Inc.*                    104,340         2,544,918
     Best Buy Company, Inc.*                      15,000           954,375
     CDW Computer Centers, Inc.*                  30,080         2,075,520
     Elcor Corporation                            15,000           217,500
     Fastenal Company*                             7,440           428,730
     Home Depot, Inc.                             39,280         2,084,295
     Kohl's Corporation*                          32,460         1,872,536
     P.F. Chang's China Bistro, Inc.*             31,100         1,074,894
     Staples, Inc.*                               82,000         1,163,375
     Starbucks Corporation*                       53,360         2,137,735
     The Cheesecake Factory, Inc.*                37,800         1,634,850
                                                              ------------
                                                                16,188,728
                                                              ------------

SERVICES - 2.69%
     Paychex, Inc.                                30,520         1,602,300
     Quintiles Transnational Corporation*         47,870           762,928
                                                              ------------
                                                                 2,365,228
                                                              ------------





                                       3



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS
BENDER GROWTH FUND                             SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARKET
                                                 SHARES           VALUE
                                                 ------           -----

TOTAL COMMON STOCKS - 92.21%                                    81,168,377
                                                              ------------
     (Cost $43,854,777)
CASH EQUIVALENT - 6.13%
     United Missouri
      Bank AFM (Cost $ 5,393,975)              5,393,975         5,393,975
                                                              ------------


TOTAL INVESTMENTS- 98.33%                                       86,562,352
     (Cost $49,248,752)
CASH AND OTHER ASSETS LESS LIABILITIES- 1.66%                    1,465,899
                                                              ------------
NET ASSETS- 100.00%                                           $ 88,028,251
                                                              ============



















* Non-income producing security

ADR -- American Depositary Receipts
AFM -- Automated Funds Management
PLC -- Public Limited Company


    The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENT OF ASSETS & LIABILITIES
BENDER GROWTH FUND                                     SEPTEMBER 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------------

ASSETS

Investments in Securities at
   Market Value (identified cost $49,248,752)(Note 2)                   $86,562,352
Receivables:
        Capital Stock Sold                                                1,678,016
        Dividends and Interest                                               22,439
        Other                                                                97,402
                                                                        -----------
                TOTAL ASSETS                                             88,360,209
                                                                        -----------

LIABILITIES
     Due to Advisor (Note 3)                                                 16,272
     Capital Stock Redeemed                                                  40,531
     Accrued Distribution Fees                                              190,633
     Accrued Expenses and Other Liabilities                                  84,522
                                                                        -----------
                TOTAL LIABILITIES                                           331,958
                                                                        -----------

NET ASSETS                                                              $88,028,251
                                                                        ===========


CLASS A SHARES (NOTE 1):
     Net Assets (Unlimited shares of $0.001 par beneficial
        interest authorized; 287,330 shares outstanding)                $12,376,791
                                                                        ===========

     Net Asset Value and Redemption Price Per Class A Share
        ($12,376,791/287,330 shares)                                    $     43.08
                                                                        ===========

     Offering Price Per Share ($43.08/0.9425)                           $     45.71
                                                                        ===========

CLASS Y SHARES (NOTE 1):
     Net Assets (Unlimited shares of $0.001 par beneficial
        interest authorized; 758,260 shares outstanding)                $35,163,105
                                                                        ===========

     Net Asset Value, Offering and Redemption Price Per Class Y Share
        ($35,163,105/758,260 shares)                                    $     46.37
                                                                        ===========






    The accompanying notes are an integral part of the financial statements.


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENT OF ASSETS & LIABILITIES
BENDER GROWTH FUND (CONTINUED)                   SEPTEMBER 30, 2000 (UNAUDITED)
-------------------------------------------------------------------------------


CLASS C SHARES (NOTE 1):
     Net Assets (Unlimited shares of $0.001 par beneficial
        interest authorized; 904,493 shares outstanding)          $40,488,355
                                                                  ===========

     Net Asset Value and  Offering Price Per Class C Share
        ($40,488,355/904,493 shares)                              $     44.76
                                                                  ===========

     Redemption Price Per Share ($44.76 X 0.99)                   $     44.31
                                                                  ===========

SOURCE OF NET ASSETS
     At September 30, 2000, Net Assets consisted of:
        Paid-in-Capital                                            51,459,919
        Net Investment Loss                                          (684,993)
        Accumulated Net Realized Loss on Investments                  (60,275)
        Net Unrealized Appreciation on Investments                 37,313,600
                                                                  -----------
                NET ASSETS                                        $88,028,251
                                                                  ===========


    The accompanying notes are an integral part of the financial statements.


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENT OF OPERATIONS
BENDER GROWTH FUND       FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest Income                                                $    99,514
     Dividend Income                                                      7,414
                                                                    -----------
     Total Investment Income                                            106,928
                                                                    -----------

EXPENSES:
     Investment Advisory Fees (Note 3)                                  166,212
     Service Fees-Class A                                                36,342
     Service Fees-Class Y                                               147,278
     Service Fees-Class C                                               227,169
     Distribution Fees-Class A                                            8,260
     Distribution Fees-Class Y                                           30,909
     Distribution Fees-Class C                                          175,751
                                                                    -----------
     Total Expenses                                                     791,921
                                                                    -----------
Net Investment Loss                                                    (684,993)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSSES
     ON INVESTMENTS: (NOTE 2)
     Net Realized Loss on Investments                                   (60,275)
     Net Change in Net Unrealized Appreciation of Investments         4,594,685
                                                                    -----------
     Net Realized and Unrealized Gain on Investments                  4,534,410
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 3,849,417
                                                                    ===========



    The accompanying notes are an integral part of the financial statements.


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
BENDER GROWTH FUND

---------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED
                                                                 SEPTEMBER 30, 2000   YEAR ENDED
                                                                    (UNAUDITED)      MARCH 31, 2000
                                                                    -----------     --------------

OPERATIONS:
     Net Investment Loss                                           $   (684,993)   $   (636,289)
     Net Realized Gain (Loss) on Investments                            (60,275)        445,176
     Net Change in Unrealized Appreciation on Investments             4,594,685      28,778,700
                                                                   ------------    ------------
     Net Increase in Net Assets Resulting From Operations             3,849,417      28,587,587
                                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Realized Capital Gain
        Class A                                                               0         (14,282)
        Class Y                                                               0        (207,265)
        Class C                                                               0        (570,031)
                                                                   ------------    ------------
                                                                              0        (791,578)
                                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS:
Class A:
Proceeds from Shares Issued (168,160 and 131,356
     shares, respectively)                                            6,925,623       4,109,181
Reinvestment of Dividends (0 and 610 shares, respectively)                    0          14,282
Cost of Shares Redeemed (10,077 and 4,829
     shares, respectively)                                             (389,266)       (178,426)
                                                                   ------------    ------------
     Total Class A Transactions                                       6,536,357       3,945,037
                                                                   ------------    ------------


Class Y:
Proceeds from Shares Issued (339,547 and 306,401 shares,
     respectively)                                                   14,699,418      10,241,920
Reinvestment of Dividends (0 and 9,779 shares, respectively)                  0         206,555
Cost of Shares Redeemed (36,588 and 27,943 shares, respectively)     (1,536,344)       (922,448)
                                                                   ------------    ------------
     Total Class Y Transactions                                      13,163,074       9,526,027
                                                                   ------------    ------------




    The accompanying notes are an integral part of the financial statements.


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
BENDER GROWTH FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED
                                                                     SEPTEMBER 30, 2000      YEAR ENDED
                                                                      (UNAUDITED)           MARCH 31, 2000
                                                                      -----------           --------------
Class C:
        Proceeds from Shares Issued (150,429 and 304,397 shares,
          respectively)                                                 $  6,117,153       $  8,931,341
        Reinvestment of Dividends (0 and 27,813 shares, respectively)              0            561,316
        Cost of Shares Redeemed (45,717 and 69,853 shares,
          respectively)                                                   (1,836,994)        (2,116,896)
                                                                        ------------       ------------
          Total Class C Transactions                                       4,280,159          7,375,761
                                                                        ------------       ------------


Net Increase in Net Assets From Capital Share Transactions                23,979,590         20,846,825
                                                                        ------------       ------------

TOTAL INCREASE IN NET ASSETS                                              27,829,007         48,642,834
                                                                        ------------       ------------

NET ASSETS:
     Beginning of Period                                                  60,199,244         11,556,410
                                                                        ------------       ------------

NET ASSETS:
     End of Period                                                      $ 88,028,251       $ 60,199,244
                                                                        ============       ============



    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                          CLASS A
                                                            ---------------------------------------

                                                    SIX MONTHS
                                                      ENDED                         FOR THE PERIOD
                                                 SEPTEMBER 30, 2000   YEAR ENDED  OCTOBER 1, 1998** TO
                                                    (UNAUDITED)      MARCH 31, 2000  MARCH 31, 1999
                                                    -----------      --------------  --------------

NET ASSET VALUE, BEGINNING OF PERIOD               $       41.32      $      15.44    $   10.00
                                                   -------------      ------------    ---------
Income From Investment Operations:
        Net investment loss                                (0.18)            (0.55)       (0.20)
        Net gains on securities
                (both realized and unrealized)              1.94             27.39         5.64
                                                   -------------      ------------    ---------
                Total from investment operations            1.76             26.84         5.44
                                                   -------------      ------------    ---------
Distributions to shareholders from
        net realized capital gains                         --                (0.96)        --
                                                   -------------      ------------    ---------

NET ASSET VALUE, END OF PERIOD                     $       43.08      $      41.32    $   15.44
                                                   =============      ============    =========


Total Return                                                4.26%           181.21%       54.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)               $      12,377      $      5,341    $      33
Ratio of expenses to average net assets:
        Before expense reimbursement                        1.84%(1)         1.86%        1.82%(1)
        After expense reimbursement                         1.84%(1)         1.85%        1.82%(1)
Ratio of net investment income (loss)
        to average net assets:
        Before expense reimbursement                       (1.52)%(1)       (1.56)%      (3.85)%(1)
        After expense reimbursement                        (1.52)%(1)       (1.55)%      (3.85)%(1)
Portfolio turnover rate                                     1.59%             7.61%       24.91%


(1)   Annualized
**   The Bender Growth Fund Class A commenced operations on October 1, 1998.


    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                           CLASS C
                                                                           -------------------------------------------
                                                         SIX MONTHS                                                  FOR THE PERIOD
                                                           ENDED                                                        DECEMBER
                                                        SEPTEMBER 30,      YEAR ENDED      YEAR ENDED    YEAR ENDED   10, 1996** TO
                                                            2000            MARCH 31,       MARCH 31,     MARCH 31,     MARCH 31,
                                                        (UNAUDITED)           2000            1999          1998          1997
                                                        -------------      ----------      ----------    ----------   -------------


NET ASSET VALUE, BEGINNING OF PERIOD                   $     43.21     $       16.27  $      13.61  $       8.24  $      10.00
                                                       -----------     -------------  ------------  ------------  ------------
Income From Investment Operations:
        Net investment loss                                  (0.48)            (0.73)        (0.55)        (0.28)        (0.06)
        Net gains (losses) on securities
                (both realized and unrealized)                2.03             28.63          3.21          5.65         (1.70)
                                                       -----------     -------------  ------------  ------------  ------------
                Total from investment operations              1.55             27.90          2.66          5.37         (1.76)
                                                       -----------     -------------  ------------  ------------  ------------

        Distributions to shareholders from
                net realized capital gains                 --                  (0.96)      --            --            --
                                                       -----------     -------------  ------------  ------------  ------------

NET ASSET VALUE, END OF PERIOD                         $     44.76     $       43.21  $      16.27  $      13.61  $       8.24
                                                       ===========     =============  ============  ============  ============


TOTAL RETURN                                                  3.99%           178.39%        19.54%        65.17%       (17.60)%

RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (in 000's)           $    40,488        $   34,556     $   8,743     $   6,728     $   2,640
        Ratio of expenses to average
                        net assets:
                        Before expense reimbursement          2.79%(1)          3.09%         4.23%         5.34%         8.70%(1)
                        After expense reimbursement           2.79%(1)          2.98%         4.23%         3.50%         3.50%(1)
        Ratio of net investment income (loss)
                        to average net assets:
                        Before expense reimbursement         (2.47)%(1)        (2.67)%       (5.49)%       (5.09)%       (8.08)%(1)
                        After expense reimbursement          (2.47)%(1)        (2.56)%       (5.49)%       (3.25)%       (2.88)%(1)
Portfolio turnover rate                                       1.59%             7.61%        24.91%         7.44%         3.00%



1  Annualized
** The Bender Growth Fund Class C commenced operations on December 10, 1996.



    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                      CLASS Y
                                                                      -----------------------------------------
                                                    SIX MONTHS                                                FOR THE PERIOD
                                                      ENDED                                                    DECEMBER 10,
                                                  SEPTEMBER 30,     YEAR ENDED      YEAR ENDED    YEAR ENDED     1996** TO
                                                      2000           MARCH 31,       MARCH 31,     MARCH 31,    MARCH 31,
                                                   (UNAUDITED)         2000           1999           1998         1997
                                                  -------------     ----------      ----------    ----------     ---------

Net Asset Value, Beginning of Period          $       44.59        $    16.64    $    13.74    $     8.26   $   10.00
   Income From Investment Operations:
     Net investment loss                              (0.26)            (0.55)        (0.47)        (0.22)      (0.04)
     Net gains (losses) on securities
         (both realized and unrealized)                2.04             29.46          3.37          5.70       (1.70)
         Total from investment operations              1.78             28.91          2.90          5.48       (1.74)

   Distributions to shareholders from
     net realized capital gains                         --              (0.96)          --            --          --

Net Asset Value, End of Period                $       46.37        $    44.59  $      16.64    $    13.74   $    8.26

Total Return                                           3.99%           180.55%        21.11%        66.34%     (17.40)%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)       $      35,163        $   20,302    $    2,781     $   2,312   $     937
   Ratio of expenses to average net assets:
     Before expense reimbursement                      1.94%(1)          2.22%         3.49%         4.59%       7.88%(1)
     After expense reimbursement                       1.94%(1)          2.13%         3.49%         2.75%       2.75%(1)
   Ratio of net investment income (loss)
     to average net assets:
     Before expense reimbursement                     (1.61)%(1)        (1.82)%       (4.74)%       (4.34)%     (7.29)%(1)
     After expense reimbursement                      (1.61)%(1)        (1.73)%       (4.74)%       (2.50)%     (2.16)%(1)
   Portfolio turnover rate                             1.59%             7.61%        24.91%         7.44%       3.00%




1  Annualized
** The Bender Growth Fund Class Y commenced operations on December 10, 1996.





    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the "Company"), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with one fund: the Bender Growth Fund (the "Fund"). The Company is registered to offer three classes of shares, Class A, Class Y and Class C. The Fund's investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION -- Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service at the last reported sale price for such security as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation and securities traded on the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities will be those of the specific securities sold. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

FEDERAL INCOME TAXES -- The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

EXPENSES -- Common expenses, income and gains and losses are allocated daily among share classes of each Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid at least annually. Any net realized capital gains on sales of securities are distributed annually.


The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

NOTES TO FINANCIAL STATEMENTS (Continued)       September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. A sales charge may apply when purchasing Class A shares. Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent. The redemption price disclosed in the financial statements for Class C shares does not reflect the contingent deferred sales charge.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The financial statements have been prepared in conformity with generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an investment advisory agreement, investment advisory services are provided to the Company by SBG Capital Management (the "Advisor"). Under the terms of the investment advisory agreement, the Advisor receives a monthly fee at an annual rate of 0.50% of the average daily net assets of the Fund. For the six months ended September 30, 2000, the Advisor received advisory fees of $166,211. For the six months ended September 30, 2000, the Advisor reimbursed expenses of $18,781.

Sub-Advisory services are provided to the Advisor for the Fund by Robert Bender & Associates, Inc. (the "Sub-Advisor") pursuant to a sub-advisory agreement. Under the terms of the sub-advisory agreement, the Sub-Advisor receives a monthly fee at an annual rate of 0.50% of the average daily net assets of the fund and is paid by the Advisor. The Advisor is responsible for the supervision and payment of fees to the Sub-Advisor in connection with its services.

Under the terms of an Operational Services Agreement, the Advisor will provide day-to-day operational services to the Fund. The services agreement provides that the Advisor pays all fees and expenses associated with the Fund. Under the terms of the agreement, the Fund will pay to the Advisor the following fees: a monthly fee at an annual rate of 1.10% of the average daily net assets of Class A, a monthly fee at an annual rate of 2.00% of the average daily net assets of Class Y up to $2,500,000 and 1.10% in excess of $2,500,000, and 2.00% of the average daily net assets of Class C up to $7,500,000 and 1.10% in excess of $7,500,000. For the six months ended September 30, 2000, the Advisor received service fees of $410,790.

American Data Services, Inc. serves as Administrator to and provides accounting services to the Fund pursuant to an administration agreement. Under terms of such agreement, the Administrator is paid an annual fee which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.

The Fund and United Missouri Bank (the "Custodian") are parties to a custodial agreement under which the Custodian holds cash, securities and other assets of the fund as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)        September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
The Fund and American Data Services, Inc. (the "Transfer Agent) are parties to a servicing agreement, under which the Transfer Agent provides transfer agency, dividend disbursing and administrative services for the Fund.

Certain directors and officers of the Fund are directors and officers of the Advisor.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities for the period from April 1, 2000 to September 30, 2000, were $20,791,922 and $485,401, respectively.

As of September 30, 2000, net unrealized appreciation on investment securities for book and federal income tax purposes aggregated $37,313,600 of which $40,859,929 related to appreciated securities and $3,546,329 related to depreciated securities. There was no difference between book and tax realized gains on securities for the period from April 1, 2000 to September 30, 2000.

FUND MANAGER

SBG Capital Management, Inc.
107 South Fair Oaks Boulevard, Suite 315
Pasadena, CA 91105

INVESTMENT ADVISOR

Robert Bender & Associates
245 South Los Robles, Suite 620
Pasadena, CA 90272

ADMINISTRATOR, TRANSFER AGENT
& DIVIDEND DISBURSING AGENT

American Data Services, Inc.
150 Motor Parkway, Suite 109
Hauppauge, NY 11788

CUSTODIAN

UMB Bank
928 Grand Boulevard
Kansas City, MO 84141

PRINCIPAL UNDERWRITER

Capital Research Brokerage Services, LLC
107 South Fair Oaks Avenue, Suite 315
Pasadena, CA 91105

INDEPENDENT ACCOUNTANTS

McCurdy & Company
Westlake, Ohio



For more complete information about any other fund in the Santa Barbara Group of Mutual Funds, including charges and expenses, please call (626) 844-1440 or
(800) 723-8637 or write to Capital Research Brokerage Services, LLC and request a free prospectus. Read the prospectus carefully before you invest or send money.